                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM N-CSR

                  CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-2819

                      IXIS Advisor Cash Management Trust
--------------------------------------------------------------------------------
              (Exact name of Registrant as specified in charter)

          399 Boylston Street, Boston, Massachusetts          02116
       -----------------------------------------------    --------------
           (Address of principal executive offices)         (Zip code)

                          Coleen Downs Dinneen, Esq.
                   IXIS Asset Management Distributors, L.P.
                              399 Boylston Street
                          Boston, Massachusetts 02116
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code: (617) 449-2810

Date of fiscal year end: June 30

Date of reporting period: December 31, 2006

Item 1. Reports to Stockholders.

The Registrant's semiannual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

                       [LOGO]

  Semiannual Report
  December 31, 2006

IXIS Cash Management Trust -- Money Market Series
  Reich & Tang Asset Management
TABLE OF CONTENTS

Management Discussion and Performance... Page 1

Portfolio of Investments................ Page 5

Financial Statements.................... Page 7

               IXIS CASH MANAGEMENT TRUST -- MONEY MARKET SERIES

PORTFOLIO PROFILE


Objective:
Seeks maximum current income consistent with preservation of capital and liquidity

--------------------------------------------------------------------------------
Strategy:
Invests primarily in high-quality, short-term, U.S. dollar-denominated money market investments issued by U.S. and foreign issuers

--------------------------------------------------------------------------------
Inception Date:
July 10, 1978

--------------------------------------------------------------------------------
Symbols:

                                 Class A NEMXX
                                 Class B NMBXX
                                 Class C NVCXX

--------------------------------------------------------------------------------
Manager:
Molly J. Flewharty,
Reich & Tang Asset Management

--------------------------------------------------------------------------------
What You Should Know:
The fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although it seeks to maintain a constant share price of $1.00, it is possible to lose money by investing in the fund.

Management Discussion
--------------------------------------------------------------------------------

For the six months ended December 31, 2006, IXIS Cash Management Trust -- Money Market Series maintained a constant price of $1.00 per share and provided a total return of 2.36% based on the net asset value of Class A shares and $0.0234 per share in reinvested dividends. The fund's seven-day SEC yield at the end of the period was 4.67%.

After raising the federal funds rate in 0.25% increments 17 times since 2004, the Federal Reserve Board paused following its June 2006 rate hike. (The fed funds rate is the rate banks charge one another on overnight loans, and is the only rate the Fed controls directly.) As a result, at the start of the fund's fiscal year on July 1, 2006, the fed funds rate was 5.25%, up from a low of 1% in June 2004. Since then the fed funds rate has remained steady. The Fed uses interest rates as a tool to keep inflation under control. The fed funds rate is critical to money market investors because it directly influences yields on money market securities as well as borrowing costs in other parts of the economy.

FED PAUSES IN ITS SERIES OF RATE INCREASES
During the first half of the fund's fiscal year, the Fed stood on the sidelines, leaving short-term interest rates unchanged as they monitored economic activity. The U.S. economy grew at a moderate pace during the six-month period, slowing slightly from earlier in the year. A significant correction in the formerly red-hot housing market, combined with record-high gas prices, contributed to the slowdown. This hands-off approach stood in sharp contrast to earlier periods.

Many observers believe that Fed Chairman Ben Bernanke deserves much credit for not taking interest rates higher, as many were suggesting earlier in 2006 when inflation stood at 4% by some measures. It has since fallen to about 2%. Under Mr. Bernanke's guidance, the economy now appears to be on safe footing, with inflation under control.

FUND'S AVERAGE MATURITY REMAINED IN THE MID RANGE
Our strategy during the six months ended December 31, 2006 remained consistent with our approach in fiscal 2006. We worked to generate as much income as possible while maintaining flexibility in the portfolio to capture higher rates should they become available. With this in mind, we kept average maturity in the one- to three-month range. This approach helped us to pick up some additional yield without locking us into longer-term securities.

At the start of the fund's fiscal year in July, the fund's average maturity stood at 46 days, compared with 43 days as of December 31, 2006.

FUND IS FOCUSED ON COMMERCIAL PAPER
Commercial paper remains the primary focus of the fund's portfolio. These securities - issued by companies rather than the U.S. government - tend to offer higher yields than other types of money market instruments with only minimal additional risk, especially on the shorter end of the maturity spectrum.

In addition, a combination of variable-rate demand instruments and floating-rate notes accounted for approximately 21% of total assets. Yields on these securities rise and fall with changes in short-term interest rates. Although rates remained relatively steady, we maintained a substantial portion of assets in these securities in anticipation of possible rate hikes in the future.

During periods of economic uncertainty, we tend to favor government and agency securities because of their relative safety. However, since the economy appears to be on safe footing, we believe credit downgrades will be less likely than they are during more turbulent times. This makes us feel comfortable shifting to a slightly more aggressive pursuit of current income.

INFLATION IS KEY TO INTEREST-RATE FORECAST
The current consensus among investment professionals is that the U.S. economy will avoid the recession that was once feared, with growth likely to stay slightly above 2% through mid-2007.

               IXIS CASH MANAGEMENT TRUST -- MONEY MARKET SERIES

--------------------------------------------------------------------------------


Today's economic outlook argues for keeping interest rates steady. Although economic growth could be considered a bit anemic, it doesn't pose an inflation risk, which is the Fed's primary concern. Of course, all future Fed moves are data dependent. The Fed will be carefully monitoring economic statistics, business figures, and global news, and keeping a watchful eye on inflation prospects.

We are taking a wait-and-see approach as well, maintaining relatively short maturities and monitoring both the economy and the Fed's actions closely, to determine our course of action. Our current focus is on value as well as current income - keeping average maturity on the shorter side - to capture yields without sacrificing flexibility. This should help us maintain our ability to move quickly to lock in higher rates when the opportunity seems right.

Annualized Seven-Day Yield -- December 31, 2006

Class A, B & C 4.67%

Yields will fluctuate with changes in market conditions.

The seven-day money market yield reflects the fund's current earnings more closely than total return.

Average Annual Total Returns/1 /-- December 31, 2006


                            6 MONTHS 1 YEAR 5 YEARS    10 YEARS
CLASS A (Inception 7/10/78)
Net Asset Value               2.36%   4.48%  1.74%       3.22%

CLASS B (Inception 9/13/93)
Net Asset Value               2.36%   4.48%  1.74%       3.22%

CLASS C (Inception 3/1/98)                          SINCE INCEPTION
Net Asset Value               2.36%   4.48%  1.74%       3.00%
-------------------------------------------------------------------

/1/These returns include reinvestment of distributions, represent past performance and do not predict future results. Periods of less than one year are not annualized.

                            ADDITIONAL INFORMATION


The portfolio manager's commentary reflects the conditions and actions taken during the reporting period, which are subject to change. A shift in opinion may result in strategic and other portfolio changes.

For more complete information on any IXIS Advisor Fund, contact your financial professional or call IXIS Advisor Funds and ask for a free prospectus, which contains more complete information including charges and other ongoing expenses. Investors should consider a fund's objective, risks and expenses carefully before investing. This and other information can be found in the prospectus. Please read the prospectus carefully before investing.
PROXY VOTING INFORMATION
A description of the fund's proxy voting policies and procedures is available without charge, upon request, by calling IXIS Advisor Funds at 800-225-5478; on the fund's website at www.ixisadvisorfunds.com; and on the Securities and Exchange Commission's (SEC's) website at www.sec.gov. Information regarding how the fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2006 is available from the fund's website and the SEC's website.

QUARTERLY PORTFOLIO SCHEDULES
The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Forms N-Q are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

     NOT FDIC INSURED           MAY LOSE VALUE          NO BANK GUARANTEE

                          UNDERSTANDING FUND EXPENSES

As a mutual fund shareholder, you incur different costs: transaction costs and ongoing costs, including management fees and other fund expenses. In addition, the fund assesses a minimum balance fee of $20 on an annual basis for accounts that fall below the required minimum to establish an account. Certain exceptions may apply. These costs are described in more detail in the fund's prospectus. The examples below are intended to help you understand the ongoing costs of investing in the fund and help you compare these with the ongoing costs of investing in other mutual funds.

The first line in the table for each Class of fund shares shows the actual account values and actual fund expenses you would have paid on a $1,000 investment in the fund from July 1, 2006 through December 31, 2006. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example $8,600 account value divided by $1,000 = 8.6) and multiply the result by the number in the Expenses Paid During Period column as shown below for your Class.

The second line in the table for each Class of fund shares provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid on your investment for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown reflect ongoing costs only, and do not include any transaction costs. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. If transaction costs were included, total costs would be higher.

IXIS CASH MANAGEMENT TRUST -             BEGINNING ACCOUNT VALUE ENDING ACCOUNT VALUE EXPENSES PAID DURING PERIOD*
MONEY MARKET SERIES                             7/1/2006              12/31/2006         7/1/2006 - 12/31/2006
------------------------------------------------------------------------------------------------------------------
CLASS A
------------------------------------------------------------------------------------------------------------------
Actual                                          $1,000.00             $1,023.60                  $3.62
------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)        $1,000.00             $1,021.63                  $3.62
------------------------------------------------------------------------------------------------------------------
CLASS B
------------------------------------------------------------------------------------------------------------------
Actual                                          $1,000.00             $1,023.60                  $3.62
------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)        $1,000.00             $1,021.63                  $3.62
------------------------------------------------------------------------------------------------------------------
CLASS C
------------------------------------------------------------------------------------------------------------------
Actual                                          $1,000.00             $1,023.60                  $3.62
------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)        $1,000.00             $1,021.63                  $3.62

*Expenses are equal to the fund's annualized expense ratio of 0.71% for Class
 A, B and C, respectively, multiplied by the average account value over the period multiplied by the number of days in the most recent fiscal half-year, divided by 365 (to reflect the half-year period).

               IXIS CASH MANAGEMENT TRUST -- MONEY MARKET SERIES
                           PORTFOLIO OF INVESTMENTS

Investments as of December 31, 2006 (Unaudited)


  Principal
   Amount        Description                                                        Value (+)
------------------------------------------------------------------------------------------------
Commercial Paper -- 42.7% of Net Assets
                 Asset-Backed -- 10.9%
$  12,000,000    Chesham Finance LLC,
                 5.340%, 1/02/2007(b)                                            $    11,998,220
    5,000,000    Sheffield Receivables Corporation,
                 5.265%, 1/22/2007                                                     4,984,644
   10,000,000    Lockhart Funding LLC,
                 5.270%, 1/26/2007(b)                                                  9,963,403
                                                                                 ---------------
                                                                                      26,946,267
                                                                                 ---------------
                 Banking -- 8.8%
    5,000,000    Nationwide Building Society,
                 5.255%, 1/11/2007                                                     4,992,701
    5,000,000    Nationwide Building Society,
                 5.260%, 1/11/2007                                                     4,992,695
    7,000,000    Rabobank USA Financial Corporation,
                 5.270%, 1/02/2007                                                     6,998,975
    5,000,000    Societe Generale North America,
                 5.190%, 5/14/2007                                                     4,904,129
                                                                                 ---------------
                                                                                      21,888,500
                                                                                 ---------------
                 Diversified Financial Services -- 2.0%
    5,000,000    Fountain Square Commercial Funding,
                 5.260%, 1/10/2007(b)                                                  4,993,425
                                                                                 ---------------
                 Education -- 4.9%
   12,000,000    Johns Hopkins University,
                 5.310%, 1/09/2007                                                    12,000,000
                                                                                 ---------------
                 Health Care - Services -- 4.0%
   10,000,000    Dean Health Systems, Inc., (Credit Support: Marshall & Ilsley),
                 5.280%, 1/11/2007                                                     9,985,333
                                                                                 ---------------
                 Special Purpose -- 8.1%
    5,000,000    Greyhawk Funding LLC,
                 5.260%, 1/10/2007(b)                                                  4,993,425
    5,000,000    Greyhawk Funding LLC,
                 5.270%, 1/19/2007(b)                                                  4,986,825
    5,000,000    Scaldis Capital Limited (Credit Support: Fortis Bank),
                 5.250%, 1/22/2007(b)                                                  4,984,687
    5,000,000    Scaldis Capital Limited (Credit Support: Fortis Bank),
                 5.240%, 3/13/2007(b)                                                  4,948,328
                                                                                 ---------------
                                                                                      19,913,265
                                                                                 ---------------
                 Trade Receivables -- 4.0%
    5,000,000    Govco, Inc.,
                 5.240%, 1/08/2007(b)                                                  4,994,906
    5,000,000    Govco, Inc.,
                 5.250%, 2/15/2007(b)                                                  4,967,187
                                                                                 ---------------
                                                                                       9,962,093
                                                                                 ---------------
                 Total Commercial Paper (Identified Cost $105,688,883)               105,688,883
                                                                                 ---------------
Certificates of Deposit -- 32.3%
   10,000,000    UBS AG,
                 5.300%, 1/05/2007                                                    10,000,000
   10,000,000    Deutsche Zentral-Genossenschaftsb AG,
                 5.320%, 1/05/2007                                                    10,000,000
    5,000,000    Svenska Handelsbanken,
                 5.300%, 1/12/2007                                                     5,000,000
    5,000,000    Royal Bank Scotland PLC,
                 4.805%, 1/16/2007                                                     5,000,010
    5,000,000    Wilmington Trust Company,
                 5.410%, 1/22/2007                                                     5,000,000

  Principal
   Amount     Description                                                      Value (+)
-------------------------------------------------------------------------------------------
Certificates of Deposit -- continued
$   5,000,000 Wells Fargo Bank NA,
              4.865%, 1/31/2007                                             $     4,999,978
    5,000,000 Canadian Imperial Bank of Commerce,
              5.340%, 2/12/2007(c)                                                5,000,000
    5,000,000 Wilmington Trust Company,
              5.360%, 3/20/2007                                                   5,000,000
    5,000,000 Wells Fargo Bank NA,
              5.250%, 4/20/2007                                                   5,000,000
    5,000,000 KBC Bank NV,
              5.350%, 5/22/2007                                                   5,000,000
    5,000,000 Caylon North America, Inc.,
              5.425%, 6/04/2007                                                   5,000,101
    5,000,000 Svenska Handelsbanken,
              5.365%, 10/26/2007                                                  4,999,019
    5,000,000 Royal Bank of Canada,
              5.400%, 11/09/2007                                                  5,000,000
    5,000,000 Canadian Imperial Bank of Commerce,
              5.380%, 11/26/2007(c)                                               4,999,567
                                                                            ---------------
              Total Certificates of Deposit (Identified Cost $79,998,675)        79,998,675
                                                                            ---------------
Medium Term Notes -- 9.7%
              Banking -- 3.6%
    5,000,000 Bank of America Corporation,
              5.300%, 3/20/2007(c)                                                5,000,000
    4,000,000 Bank of America Corporation,
              5.315%, 5/15/2007(c)                                                4,000,000
                                                                            ---------------
                                                                                  9,000,000
                                                                            ---------------
              Broker/Dealer -- 4.1%
    5,000,000 Merrill Lynch & Co., Inc.,
              5.315%, 5/14/2007(c)                                                5,000,000
    5,000,000 Merrill Lynch & Co., Inc.,
              5.410%, 1/04/2008(c)(e)                                             5,002,392
                                                                            ---------------
                                                                                 10,002,392
                                                                            ---------------
              Financial -- 2.0%
    5,000,000 General Electric Capital Corp.,
              5.475%, 10/17/2007(c)(e)                                            5,000,000
                                                                            ---------------
              Total Medium Term Notes (Identified Cost $24,002,392)              24,002,392
                                                                            ---------------
Variable Rate Demand Notes -- 7.6%
              Financial -- 1.3%
    3,130,000 MOB Management One LLC, (Credit Support: Columbus Bank &
              Trust),
              5.680%, 12/01/2031(d)                                               3,130,000
                                                                            ---------------
              Municipal -- 2.0%
    5,000,000 Connecticut State Housing Finance Authority, (Credit Support:
              AMBAC Indemnity),
              5.380%, 5/15/2033(d)                                                5,000,000
                                                                            ---------------
              Real Estate -- 4.1%
      156,000 Sheffield Realty LLC, (Credit Support: Amsouth Bank),
              5.430%, 4/01/2012(d)                                                  156,000
      810,000 Shayeson-Huff Properties LLC, (Credit Support: Firstar Bank),
              5.450%, 11/01/2016(d)                                                 810,000
    1,825,000 Jobs Co. LLC (The), (Credit Support: First Commercial),
              5.430%, 2/01/2022(d)                                                1,825,000
      641,000 Pine Tree Country Club, (Credit Support: Amsouth Bank),
              5.430%, 8/01/2023(d)                                                  641,000

                See accompanying notes to financial statements.

               IXIS CASH MANAGEMENT TRUST -- MONEY MARKET SERIES
                     PORTFOLIO OF INVESTMENTS (continued)

Investments as of December 31, 2006 (Unaudited)

  Principal
   Amount     Description                                                            Value (+)
-------------------------------------------------------------------------------------------------
              Real Estate -- continued
$   4,295,000 Storage World, LLC, (Credit Support: Regions Bank),
              5.350%, 12/01/2024(d)                                               $     4,295,000
    2,515,000 J&M, LLC, (Credit Support: First Commercial),
              5.530%, 10/01/2026(d)                                                     2,515,000
                                                                                  ---------------
                                                                                       10,242,000
                                                                                  ---------------
              Special Purpose -- 0.2%
      445,000 Tanner & Guin LLC, (Credit Support: Amsouth Bank),
              5.430%, 9/01/2029(d)                                                        445,000
                                                                                  ---------------
              Total Variable Rate Demand Notes
              (Identified Cost $18,817,000)                                            18,817,000
                                                                                  ---------------
Time Deposit -- 4.7%
   11,500,000 BNP Paribas,
              5.300%, 1/02/2007                                                        11,500,000
                                                                                  ---------------
              Total Time Deposits (Identified Cost $11,500,000)                        11,500,000
                                                                                  ---------------
Government Agencies -- 2.0%
    5,000,000 Federal Home Loan Mortgage Corp.,
              4.760%, 2/09/2007                                                         5,000,000
                                                                                  ---------------
              Total Government Agencies (Identified Cost $5,000,000)                    5,000,000
                                                                                  ---------------
              Total Investments -- 99.0%
              (Identified Cost $245,006,950)(a)                                       245,006,950
              Other assets less liabilities--1.0%                                       2,383,077
                                                                                  ---------------
              Total Net Assets -- 100%                                            $   247,390,027
                                                                                  ===============
          (+) See Note 2a of Notes to Financial Statements.
          (a) The aggregate cost for federal income tax purposes was
              $245,006,950.
          (b) Security exempt from registration under Section 4(2) of the
              Securities Act of 1933. These securities may only be resold in exempt transactions to qualified buyers. Private resales of these securities to qualified institutional buyers are also exempt from registration pursuant to Rule 144A under the Securities Act of
              1933. At December 31, 2006, these securities amounted to
              $56,830,406 which represents 22.9% of net assets.
          (c) Floating rate note. Rate shown is as of December 31, 2006.
          (d) Variable rate demand notes are instruments whose interest rates vary with changes in a designated base rate (such as the prime interest rate) on a specified date (such as coupon date or interest payment date). These instruments are payable on demand and are secured by letters of credit or other credit support agreements from major banks or other financial institutions. Maturity dates shown represent the ultimate maturity of the note.
          (e) Illiquid security. At December 31, 2006, the value of these securities amounted to $10,002,392, or 4.0% of net assets.
        AMBAC American Municipal Bond Assurance Corp.

Holdings at December 31, 2006 as a Percentage of Net Assets (unaudited)

                      Certificates of Deposit        32.3%
                      Banking                        12.4
                      Asset-Backed                   10.9
                      Special Purpose                 8.3
                      Education                       4.9
                      Time Deposit                    4.7
                      Real Estate                     4.1
                      Broker/Dealer                   4.1
                      Health Care - Services          4.0
                      Trade Receivables               4.0
                      Financial                       3.3
                      Government Agencies             2.0
                      Municipal                       2.0
                      Diversified Financial Services  2.0

                See accompanying notes to financial statements.

                       STATEMENT OF ASSETS & LIABILITIES

December 31, 2006 (Unaudited)

                                                                                                           IXIS Cash
                                                                                                        Management Trust
                                                                                                      --------------------
                                                                                                      --------------------
ASSETS
 Investments, at amortized cost                                                                       $        245,006,950
 Cash                                                                                                               93,476
 Receivable for Fund shares sold                                                                                 1,688,883
 Interest receivable                                                                                             1,823,853
                                                                                                      --------------------
   TOTAL ASSETS                                                                                                248,613,162
                                                                                                      --------------------
LIABILITIES
 Payable for Fund shares redeemed                                                                                  568,367
 Dividends payable                                                                                                  21,963
 Management fees payable (Note 4)                                                                                   69,928
 Deferred Trustees' fees (Note 4)                                                                                  267,579
 Administrative fees payable (Note 4)                                                                               17,383
 Other accounts payable and accrued expenses                                                                       277,915
                                                                                                      --------------------
   TOTAL LIABILITIES                                                                                             1,223,135
                                                                                                      --------------------
NET ASSETS                                                                                            $        247,390,027
                                                                                                      ====================
NET ASSETS CONSIST OF:
 Paid-in capital                                                                                      $        247,360,425
 Undistributed net investment income                                                                                26,461
 Accumulated net realized gain on investments                                                                        3,141
                                                                                                      --------------------
NET ASSETS                                                                                            $        247,390,027
                                                                                                      ====================
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:
 Class A shares: (redemption price per share is equal to net asset value less any applicable contingent deferred sales charge)(Note 1)
   Net assets                                                                                         $        227,324,113
                                                                                                      ====================
   Shares of beneficial interest                                                                               227,293,266
                                                                                                      ====================
   Net asset value and offering price per share                                                       $               1.00
                                                                                                      ====================
 Class B shares: (redemption price per share is equal to net asset value less any applicable contingent deferred sales charge)(Note 1)
   Net assets                                                                                         $         18,216,451
                                                                                                      ====================
   Shares of beneficial interest                                                                                18,218,217
                                                                                                      ====================
   Net asset value and offering price per share                                                       $               1.00
                                                                                                      ====================
 Class C shares: (redemption price per share is equal to net asset value less any applicable contingent deferred sales charge)(Note 1)
   Net assets                                                                                         $          1,849,463
                                                                                                      ====================
   Shares of beneficial interest                                                                                 1,849,157
                                                                                                      ====================
   Net asset value and offering price per share                                                       $               1.00
                                                                                                      ====================

                See accompanying notes to financial statements.

                            STATEMENT OF OPERATIONS

For the Six Months Ended December 31, 2006 (Unaudited)

                                                             IXIS Cash
                                                          Management Trust
                                                       ---------------------
                                                       ---------------------
  NET INVESTMENT INCOME
    Interest                                           $           6,967,383
                                                       ---------------------
    Expenses
     Management fees (Note 4)                                        454,554
     Trustees' fees and expenses (Note 4)                             13,455
     Administrative fees (Note 4)                                     78,071
     Custodian fees and expenses                                      18,148
     Transfer agent fees and expenses - Class A                      250,718
     Transfer agent fees and expenses - Class B                       20,398
     Transfer agent fees and expenses - Class C                        2,132
     Audit fees                                                       15,283
     Legal fees                                                        9,075
     Shareholder reporting expenses                                   57,405
     Registration fees                                                33,177
     Miscellaneous expenses                                            5,702
                                                       ---------------------
    Total expenses                                                   958,118
                                                       ---------------------
     Less expense offset (a)                                         (31,818)
                                                       ---------------------
    Net expenses                                                     926,300
                                                       ---------------------
    Net investment income                                          6,041,083
                                                       ---------------------
  REALIZED GAIN ON INVESTMENTS                                           404
                                                       ---------------------
  NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS $           6,041,487
                                                       =====================

(a)Represents minimum balance fees deducted from shareholder accounts and retained by the Fund, as described in the Fund's prospectus.

                See accompanying notes to financial statements.

                      STATEMENT OF CHANGES IN NET ASSETS


                                                             IXIS Cash Management Trust
                                                    --------------------------------------------
                                                      Six Months Ended
                                                      December 31, 2006         Year Ended
                                                         (unaudited)           June 30, 2006
                                                    ---------------------  ---------------------
                                                    ---------------------  ---------------------
FROM OPERATIONS:
 Net investment income                              $           6,041,083  $           9,950,902
 Net realized gain on investments                                     404                  3,276
                                                    ---------------------  ---------------------
 Net increase in net assets resulting from
   operations                                                   6,041,487              9,954,178
                                                    ---------------------  ---------------------
FROM DISTRIBUTIONS TO SHAREHOLDERS:
 Net investment income
   Class A                                                     (5,543,001)            (9,167,041)
   Class B                                                       (450,965)              (720,581)
   Class C                                                        (47,117)               (63,275)
                                                    ---------------------  ---------------------
 Total distributions                                           (6,041,083)            (9,950,897)
                                                    ---------------------  ---------------------
FROM CAPITAL SHARE TRANSACTIONS (NOTE 5):
 Proceeds from sale of shares                                 195,432,329            391,863,262
 Net asset value of shares issued in connection
   with the reinvestment of distributions                       5,904,483              9,749,672
 Cost of shares redeemed                                     (209,763,315)          (464,497,028)
                                                    ---------------------  ---------------------
NET DECREASE IN NET ASSETS FROM CAPITAL SHARE
 TRANSACTIONS                                                  (8,426,503)           (62,884,094)
                                                    ---------------------  ---------------------
 Net decrease in net assets                                    (8,426,099)           (62,880,813)
                                                    ---------------------  ---------------------
NET ASSETS
 Beginning of the period                                      255,816,126            318,696,939
                                                    ---------------------  ---------------------
 End of the period                                  $         247,390,027  $         255,816,126
                                                    =====================  =====================
UNDISTRIBUTED NET INVESTMENT INCOME                 $              26,461  $              26,461
                                                    =====================  =====================

                See accompanying notes to financial statements.

                      This Page Intentionally Left Blank

                             FINANCIAL HIGHLIGHTS

For a share outstanding throughout each year.

                               Income from investment operations:      Less distributions:
                               ---------------------------------- -----------------------------
                 Net asset
                  value,                                            Dividends
                 beginning        Net            Total from            from
                    of         investment        investment       net investment       Total
                   year          income          operations           income       distributions
                 ----------    ----------        ----------       --------------   -------------
  Class A, B,C
  12/31/2006(b)  $     1.00    $   0.0234        $   0.0234         $  (0.0234)     $  (0.0234)
   6/30/2006           1.00        0.0351            0.0351            (0.0351)        (0.0351)
   6/30/2005           1.00        0.0126            0.0126            (0.0126)        (0.0126)
   6/30/2004           1.00        0.0022            0.0022            (0.0022)        (0.0022)
   6/30/2003           1.00        0.0076            0.0076            (0.0076)        (0.0076)
   6/30/2002           1.00        0.0175            0.0175            (0.0175)(a)     (0.0175)


(a)Including net realized gain (loss) on investments of less than $.0001 per share.
(b)For the six months ended December 31, 2006 (unaudited).

                See accompanying notes to financial statements.

                                            Ratios to average net assets:
                                            --------------------------
        Net asset               Net assets,
         value,       Total       end of                  Net investment
         end of       return       year       Expenses        income
          year         (%)        (000's)       (%)            (%)
        ---------- ---------    ----------- ---------     --------------
        $     1.00       2.4(d) $  247,390       0.71(c)         4.65(c)
              1.00       3.6       255,816       0.82            3.45
              1.00       1.3       318,697       1.02            1.24
              1.00       0.2       368,546       0.94            0.21
              1.00       0.8       458,957       0.88            0.77
              1.00       1.8       532,048       0.91            1.75


(c)Computed on an annualized basis for period less than one year.
(d)Periods less than one year are not annualized.

                         NOTES TO FINANCIAL STATEMENTS

December 31, 2006 (Unaudited)

1. Organization. IXIS Cash Management Trust - Money Market Series (the "Fund") is the only series of IXIS Advisor Cash Management Trust (the "Trust"), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended ("1940 Act"), as an open-end management investment company. The Declaration of Trust permits the Trustees to issue an unlimited number of shares of the Trust, without par value.

The Fund seeks maximum current income consistent with preservation of capital and liquidity. The Fund offers Class A, Class B and Class C shares. The classes of the Fund enable shareholders of another IXIS Advisor Fund or Loomis Sayles Fund to invest in the Fund through an exchange of shares. The classes of the Fund are identical except for different exchange privileges.

Shares of the Fund are sold without a front-end sales charge. Shares acquired by exchange of shares from another IXIS Advisor Fund may be subject to a contingent deferred sales charge if the shares exchanged were subject to a contingent deferred sales charge. For exchanges into the Fund, the holding period for determining the contingent deferred sales charge for Class B and Class C shares will stop and resume only when an exchange into an applicable Fund occurs.

2. Significant Accounting Policies. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of management estimates that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

a. Security Valuation. The Fund employs the amortized cost method of security valuation as set forth in Rule 2a-7 under the 1940 Act which, in the opinion of the Trustees of the Trust, represents the fair value of the particular security. The amortized cost of a security is determined by valuing it at original cost and thereafter assumes a constant accretion/amortization to maturity of any discount/premium. By using amortized cost valuation, the Fund seeks to maintain a constant net asset value of $1.00 per share despite minor shifts in the market value of its portfolio securities.

b. Repurchase Agreements. The Fund, through its custodian, receives delivery of the underlying securities collateralizing repurchase agreements. It is the Fund's policy that the market value of the collateral be at least equal to 102% of the repurchase price, including interest. The repurchase agreements are tri-party arrangements whereby the collateral is held at the custodian bank in a segregated account for the benefit of the Fund and the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities.

c. Security Transactions and Related Investment Income. Security transactions are accounted for on trade date and interest income is recorded on an accrual basis. Interest income is increased by the accretion of discount and decreased by the amortization of premium. In determining net gain or loss on securities sold, the cost of securities has been determined on an identified cost basis.

d. Federal Income Taxes. The Fund intends to meet the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute to its shareholders substantially all of its net investment income. Accordingly, no provision for federal income tax has been made.

e. Dividends and Distributions to Shareholders. Dividends and distributions are declared daily to shareholders of record at the time and are paid monthly. Net capital gain distributions, if any, will be made annually. The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. Permanent book and tax basis differences relating to shareholder distributions, net investment income, and net realized gains will result in reclassifications to the capital accounts. Distributions from net investment income and short-term capital gains are treated as ordinary income for tax purposes.

During the year ended June 30, 2006, distributions of $9,950,897 were paid to shareholders from ordinary income on a tax basis.

f. Other. The Fund invests primarily in a portfolio of money market instruments maturing in 397 days or less and whose ratings are generally within the two highest rating categories of a nationally recognized rating agency. The ability of the issuers of the securities held by the Fund to meet their obligations may be affected by foreign, economic, political and legal developments in the case of foreign banks, foreign branches, subsidiaries of U.S. banks, or domestic economic developments in a specific industry, state or region.

g. Indemnifications. Under the Trust's organizational documents, its officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

h. New Accounting Pronouncements. Financial Accounting Standards Board (FASB) Interpretation No. 48, Accounting for Uncertainty in Income Taxes -- an Interpretation of FASB Statement 109 ("FIN 48") was issued and became effective for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Subsequent thereto, the United States Securities and Exchange Commission ("SEC") indicated that it would not object if a fund first adopts FIN 48 on the last business day of the first required financial reporting period for fiscal years

December 31, 2006 (Unaudited)

beginning after December 15, 2006. Accordingly, Management is continuing to evaluate the impact the adoption of FIN 48 may have on the Fund's net assets and results of operations. In compliance with the recently issued SEC guidance, the impacts, if any, will be reflected in the Fund's annual financial statements as of June 30, 2007.

In addition, in September, 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact, if any, the adoption of SFAS 157 will have on the Fund's financial statements.

3. Investment Transactions. For the six months ended December 31, 2006, purchases and proceeds from sales or maturities of short-term obligations (including securities purchased subject to repurchase agreements) were $3,440,925,743 and $3,454,884,044, respectively.

4. Management Fees and Other Transactions with Affiliates.

a. Management Fees. IXIS Asset Management Advisors, L.P. ("IXIS Advisors") serves as the investment adviser to the Fund. Under the terms of the management agreement, the Fund pays a management fee at the following annual rates, calculated daily and payable monthly, based on the Fund's average daily net assets:

                      Percentage of Average Daily Net Assets
    ---------------------------------------------------------------------------
       First         Next         Next         Next         Next        Over
    $250 million $250 million $500 million $500 million $500 million $2 billion
-   ------------ ------------ ------------ ------------ ------------ ----------
        0.35%        0.33%        0.31%        0.26%        0.25%       0.20%

For the six months ended December 31, 2006, management fees for the Fund were $454,554 (0.35% of average daily net assets).

IXIS Advisors has entered into a subadvisory agreement on behalf of the Fund with Reich & Tang Asset Management, LLC ("Reich & Tang"). Payments to IXIS Advisors are reduced in the amount of payments to Reich & Tang. IXIS Advisors and Reich & Tang are wholly owned subsidiaries of IXIS Asset Management US Group, L.P. ("IXIS US Group"), which is part of IXIS Asset Management Group, an International Asset Management Group based in Paris, France. Certain officers and directors of IXIS Advisors are also officers or Trustees of the Fund.

b. Administrative Fees. IXIS Advisors provides certain administrative services to the Fund and subcontracts with State Street Bank and Trust Company ("State Street Bank") to serve as subadministrator. IXIS Advisors is a wholly owned subsidiary of IXIS US Group.

Pursuant to an agreement among the Trust, IXIS Advisor Funds Trust I, IXIS Advisor Funds Trust II, IXIS Advisor Funds Trust III, IXIS Advisor Funds Trust IV ("IXIS Advisor Funds Trusts"), Loomis Sayles Funds I, Loomis Sayles Funds II ("Loomis Sayles Funds Trusts") and IXIS Advisors, each Fund pays IXIS Advisors monthly its pro rata portion of fees equal to an annual rate of 0.0675% of the first $5 billion of the average daily net assets of the IXIS Advisor Funds Trusts and Loomis Sayles Funds Trusts, 0.0625% of the next $5 billion, and 0.0500% of such assets in excess of $10 billion, subject to an annual aggregate minimum fee for the IXIS Advisor Funds Trusts and Loomis Sayles Funds Trusts of $5 million, which is reevaluated on an annual basis.

For the six months ended December 31, 2006, the Fund paid $78,071 to IXIS Advisors for administrative fees.

c. Distribution Agreement. IXIS Asset Management Distributors, L.P. ("IXIS Distributors"), a wholly owned subsidiary of IXIS US Group, is the Fund's distributor pursuant to a distribution agreement, although it receives no compensation from the Fund for such services.

d. Trustees Fees and Expenses. The Fund does not pay any compensation directly to its officers or Trustees who are directors, officers or employees of IXIS Advisors, IXIS Distributors, IXIS US Group or their affiliates. The Chairperson of the Board receives a retainer fee at the annual rate of $200,000. The Chairperson does not receive any meeting attendance fees for Board of Trustees meetings or committee meetings that she attends. Each Independent Trustee (other than the Chairperson) receives, in the aggregate, a retainer fee at the annual rate of $55,000. Each Independent Trustee also receives a meeting attendance fee of $6,000 for each meeting of the Board of Trustees that he or she attends in person and $3,000 for each meeting of the Board of Trustees that he or she attends telephonically. In addition, each committee chairman receives an additional retainer fee at the annual rate of $10,000. Each Contract Review and Governance Committee member is compensated $4,000 for each Committee meeting that he or she attends in person and $2,000 for each meeting that he or she attends telephonically. Each Audit Committee member is compensated $5,000 for each Committee meeting that he or she attends in person and $2,500 for each meeting that he or she attends telephonically. These fees are allocated among the funds in the IXIS Advisor Funds Trusts and Loomis Sayles Funds Trusts based on a formula that takes into account, among other factors, the relative net assets of each fund. Trustees are reimbursed for travel expenses in connection with attendance at meetings.

A deferred compensation plan (the "Plan") is available to the Trustees on a voluntary basis. Each participating Trustee will receive an amount equal to the value that such deferred compensation would have been had it been invested in a designated fund or certain other funds of the IXIS Advisor Funds Trusts and the Loomis Sayles Funds Trusts on the normal payment date. Deferred amounts remain in the funds until distributed in accordance with the Plan.

December 31, 2006 (Unaudited)


5. Capital Shares. The Fund may issue an unlimited number of shares of beneficial interest, without par value. Transactions in capital shares at a constant net asset value of $1.00 per share were as follows:

                                                                  Six Months Ended    Year Ended
                                                                 December 31, 2006  June 30, 2006
                                                                 -----------------  -------------
Class A
   Issued from the sale of shares                                      191,897,709    381,616,552
   Issued in connection with the reinvestment of distributions           5,431,667      9,006,881
                                                                 -----------------  -------------
                                                                       197,329,376    390,623,433
   Redeemed                                                           (203,275,507)  (451,796,430)
                                                                 -----------------  -------------
   Net change                                                           (5,946,131)   (61,172,997)
                                                                 -----------------  -------------
Class B
   Issued from the sale of shares                                        3,034,432      8,462,489
   Issued in connection with the reinvestment of distributions             429,396        684,466
                                                                 -----------------  -------------
                                                                         3,463,828      9,146,955
   Redeemed                                                             (5,672,648)   (11,196,687)
                                                                 -----------------  -------------
   Net change                                                           (2,208,820)    (2,049,732)
                                                                 -----------------  -------------
Class C
   Issued from the sale of shares                                          500,188      1,784,221
   Issued in connection with the reinvestment of distributions              43,420         58,325
                                                                 -----------------  -------------
                                                                           543,608      1,842,546
   Redeemed                                                               (815,160)    (1,503,911)
                                                                 -----------------  -------------
   Net change                                                             (271,552)       338,635
                                                                 -----------------  -------------
   Increase (decrease) from capital share transactions                  (8,426,503)   (62,884,094)
                                                                 =================  =============

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Included as part of the Report to Shareholders filed as Item 1 herewith.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Securities Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees.

Item 11. Controls and Procedures.

The Registrant's principal executive officer and principal financial officer have concluded that the Registrant's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no changes in the Registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter of the period covered by the report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.

(b)(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 [17 CFR 270.30a-(2)], filed herewith as exhibits (a)(2)(1) and
       (a)(2)(2)

(a)(3) Not applicable.

(a) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Section 906 of Sarbanes-Oxley Act of 2002 are filed herewith as exhibit (b)

                                  SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                      IXIS Advisor Cash Management Trust

                                      By:    /s/ John T. Hailer
                                             ---------------------------------
                                      Name:  John T. Hailer
                                      Title: President and Chief Executive
                                             Officer
                                      Date:  February 26, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

                                      By:    /s/ John T. Hailer
                                             ---------------------------------
                                      Name:  John T. Hailer
                                      Title: President and Chief Executive
                                             Officer
                                      Date:  February 26, 2007

                                      By:    /s/ Michael C. Kardok
                                             ---------------------------------
                                      Name:  Michael C. Kardok
                                      Title: Treasurer
                                      Date:  February 26, 2007